Inventory	12 Months Ended
Mar. 31, 2020
Classes Of Inventories Abstract
Inventory

6. Inventory

The following is a listing of inventory as at March 31, 2020 and 2019:

	March 31, 2020	March 31, 2019

Work in Process	$2,812,935	$5,107,918
Finished Goods	3,777,665	50,000

Total	$6,590,600	$5,157,918